Unaudited Subsequent Events after the Form 10-Q Filed on May 20, 2025 (Details Narrative) - USD ($)	Jun. 30, 2025	Apr. 17, 2025	Apr. 15, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 08, 2022
Subsequent Event [Line Items]
Common stock par value				$ 1	$ 0.0001	$ 1	$ 0.0001
Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0001				$ 0.0001			$ 0.0001
Debt instrument face amount	$ 104,979
Working capital	$ (3,893,147)				$ (3,314,762)
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock par value		$ 0.00001
Other borrowings		$ 185,625	$ 261,293
Working capital		135,625
Fund business combination extension payment		50,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 50,000,000